Offerings - Offering: 1	Dec. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	12,000,000
Maximum Aggregate Offering Price	$ 329,855,061.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,500.81
Offering Note	(a) The amount registered represents the maximum number of shares of ConnectOne Bancorp, Inc. common stock which could be issued in the merger with The First of Long Island Corporation ("FLIC") based upon the fixed exchange ratio set forth in the Agreement and Plan of Merger dated as of September 4, 2024. (b) The registration fee is calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended (the "Securities Act"). (c) The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. The proposed maximum offering price of ConnectOne common stock is calculated based upon the market value of shares of FLIC common stock (the securities to be canceled or assumed in the merger) in accordance with Rule 457(c) and is equal to (a) the product of (i) $14.225, the average of the high and low prices of the FLIC common stock as reported on the Nasdaq Capital Market on December 6, 2024 multiplied by (ii) 23,188,405, the estimated maximum number of shares of FLIC common stock to be exchanged for merger consideration.